ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

Note 1 – ORGANIZATION AND BUSINESS OPERATIONS

WeShop Holdings Limited (“WeShop” or the “Company”) is a British Virgin Islands business company limited by shares (registration number 2046056) and domiciled in the British Virgin Islands. The Company operates a community-owned social commerce platform through which users may earn platform-based rewards that may become eligible for settlement in Class A ordinary shares subject to specified vesting conditions, holding periods and redemption mechanics. The Company earns revenue primarily from advertising on its platform and commissions on sales generated through the platform.

On November 14, 2025, the Company’s Class A ordinary shares were admitted to trading on the Nasdaq Capital Market under the ticker symbol “WSHP”.

The Company has two classes of ordinary shares designated as Class A ordinary shares and Class B ordinary shares. Class A ordinary shares are publicly traded on the Nasdaq Capital Market. Class B ordinary shares are held by The WeShop Community Trust (the “Trust”) for the purpose of facilitating settlement of ShareBack rewards and may convert into Class A ordinary shares upon redemption by eligible users.

As of June 30, 2026, the Company had four wholly owned subsidiaries:

● This is How Limited, incorporated in Jersey, Channel Islands;

● WeShop Management UK Ltd., incorporated in the United Kingdom;

● WeShop Management US LLC, incorporated in the United States and

● WeShop US Inc. incorporated in the United States.